Basis of Presentation and Significant Accounting Policies - Debt Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description Of Business And Significant Accounting Policies [Line Items]
Amortization of debt issuance costs		$ 787	$ 627	$ 363
Stock issuance costs		800
Deferred offering costs			300
Issuance of redeemable convertible Class C Units		64,996	$ 0	$ 0
Series C Preferred Stock
Description Of Business And Significant Accounting Policies [Line Items]
Deferred offering costs	$ 300
Net proceeds from issuance of redeemable convertible stock	64,500
Issuance of redeemable convertible Class C Units	65,000
Offering costs	$ 500	$ 800